UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2015

1.797936.112
ALSF-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 1.8%
Delphi Automotive PLC	446,000	$37,103
Tenneco, Inc. (a)	630,300	35,669
		72,772
Automobiles - 5.0%
Ford Motor Co.	5,729,567	84,855
General Motors Co.	2,976,872	103,923
General Motors Co.:
warrants 7/10/16 (a)	395,121	9,957
warrants 7/10/19 (a)	395,121	6,749
		205,484
Diversified Consumer Services - 6.0%
Service Corp. International	8,600,667	243,055
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	849,156	25,772
Penn National Gaming, Inc. (a)	297,660	5,316
Station Holdco LLC unit (a)(b)(c)	116,342	78
		31,166
Household Durables - 2.8%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	2,433
Lennar Corp. Class A	576,600	28,870
Newell Rubbermaid, Inc.	1,935,853	82,138
		113,441
Media - 6.8%
AMC Networks, Inc. Class A (a)	389,700	28,795
Cinemark Holdings, Inc.	2,129,655	75,475
Comcast Corp. Class A	1,588,566	99,476
Gray Television, Inc. (a)	3,167,163	50,326
Nexstar Broadcasting Group, Inc. Class A	394,502	20,999
		275,071
Specialty Retail - 1.6%
GameStop Corp. Class A (d)	955,675	44,028
Sally Beauty Holdings, Inc. (a)	961,500	22,605
		66,633

TOTAL CONSUMER DISCRETIONARY		1,007,622

CONSUMER STAPLES - 1.4%
Food Products - 1.0%
ConAgra Foods, Inc.	438,800	17,793
Darling International, Inc. (a)	2,452,617	24,820
		42,613
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	14,422

TOTAL CONSUMER STAPLES		57,035

ENERGY - 6.2%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	90,000	1,497
Halliburton Co.	943,707	36,219
Oil States International, Inc. (a)	203,434	6,105
SAExploration Holdings, Inc. (a)(e)	1,109,003	2,961
Schlumberger Ltd.	90,600	7,081
Transocean Ltd. (United States) (d)	316,300	5,007
		58,870
Oil, Gas & Consumable Fuels - 4.7%
Continental Resources, Inc. (a)(d)	720,726	24,440
Hess Corp.	783,890	44,062
QEP Resources, Inc.	795,900	12,305
Range Resources Corp. (d)	202,800	6,173
Valero Energy Corp.	1,003,334	66,140
Western Refining, Inc.	393,586	16,381
Whiting Petroleum Corp. (a)	1,326,818	22,861
		192,362

TOTAL ENERGY		251,232

FINANCIALS - 11.0%
Banks - 8.2%
Bank of America Corp.	6,881,001	115,463
Barclays PLC sponsored ADR	1,945,679	27,687
CIT Group, Inc.	170,690	7,340
Citigroup, Inc.	1,110,553	59,048
Huntington Bancshares, Inc.	4,566,320	50,093
Regions Financial Corp.	4,218,220	39,440
SunTrust Banks, Inc.	836,400	34,727
		333,798
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	100,812	1,633
Consumer Finance - 0.9%
American Express Co.	515,752	37,784
Insurance - 0.5%
Lincoln National Corp.	360,400	19,285
Real Estate Investment Trusts - 0.9%
Gaming & Leisure Properties	355,926	10,382
Host Hotels & Resorts, Inc.	832,331	14,424
Sabra Health Care REIT, Inc.	452,492	10,263
		35,069
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	14,462
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	3,086

TOTAL FINANCIALS		445,117

HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	8,034,144	146,864
Medtronic PLC	273,726	20,234
		167,098
Health Care Providers & Services - 5.7%
Community Health Systems, Inc. (a)	1,152,373	32,313
DaVita HealthCare Partners, Inc. (a)	464,906	36,035
HCA Holdings, Inc. (a)	998,521	68,688
Tenet Healthcare Corp. (a)(d)	1,699,063	53,300
Universal Health Services, Inc. Class B	317,795	38,800
		229,136
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc.	574,700	20,137
Pharmaceuticals - 3.0%
Johnson & Johnson	127,900	12,922
Merck & Co., Inc.	1,321,200	72,217
Sanofi SA sponsored ADR	745,266	37,517
		122,656

TOTAL HEALTH CARE		539,027

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	387,924	40,065
Huntington Ingalls Industries, Inc.	196,360	23,551
Textron, Inc.	497,300	20,971
		84,587
Airlines - 4.5%
American Airlines Group, Inc.	791,900	36,602
Delta Air Lines, Inc.	2,405,020	122,271
Southwest Airlines Co.	478,033	22,128
		181,001
Building Products - 0.6%
Allegion PLC	201,992	13,164
Armstrong World Industries, Inc. (a)	240,781	11,948
		25,112
Commercial Services & Supplies - 0.8%
Civeo Corp.	406,868	757
Deluxe Corp.	380,287	22,646
Tyco International Ltd.	267,791	9,758
		33,161
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	6,447
Generac Holdings, Inc. (a)(d)	373,058	11,774
		18,221
Industrial Conglomerates - 0.6%
General Electric Co.	896,117	25,916
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	35,910
Pentair PLC	64,254	3,593
		39,503
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	450,397	1,081
Genco Shipping & Trading Ltd. (a)	6,623	16
Navios Maritime Holdings, Inc. (d)	1,788,039	3,773
		4,870
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	1,147,700	22,380
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	133,600	10,001

TOTAL INDUSTRIALS		444,752

INFORMATION TECHNOLOGY - 9.1%
Electronic Equipment & Components - 1.6%
Avnet, Inc.	489,587	22,242
Belden, Inc.	455,836	29,187
Corning, Inc.	605,400	11,260
TTM Technologies, Inc. (a)	311,991	2,278
		64,967
Internet Software & Services - 0.4%
VeriSign, Inc. (a)(d)	194,300	15,661
IT Services - 0.2%
Everi Holdings, Inc. (a)	1,683,900	7,881
Semiconductors & Semiconductor Equipment - 3.6%
Freescale Semiconductor, Inc. (a)	939,600	31,467
Intersil Corp. Class A	1,177,013	15,949
Micron Technology, Inc. (a)	1,890,455	31,306
NXP Semiconductors NV (a)	551,336	43,197
ON Semiconductor Corp. (a)	1,968,594	21,655
		143,574
Software - 2.0%
Citrix Systems, Inc. (a)	190,801	15,665
Microsoft Corp.	1,258,432	66,244
		81,909
Technology Hardware, Storage & Peripherals - 1.3%
EMC Corp.	1,160,700	30,434
NCR Corp. (a)	882,069	23,463
		53,897

TOTAL INFORMATION TECHNOLOGY		367,889

MATERIALS - 14.3%
Chemicals - 10.1%
H.B. Fuller Co.	380,376	14,450
LyondellBasell Industries NV Class A	4,043,090	375,641
OMNOVA Solutions, Inc. (a)(e)	2,609,132	18,734
Phosphate Holdings, Inc. (a)	192,500	5
		408,830
Containers & Packaging - 3.3%
Sealed Air Corp.	378,366	18,585
WestRock Co.	2,125,302	114,256
		132,841
Metals & Mining - 0.0%
Ormet Corp.(a)	500,000	4
Ormet Corp. (a)	150,000	1
TimkenSteel Corp. (d)	93,783	998
		1,003
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp. (a)	1,221,110	21,565
Neenah Paper, Inc.	231,700	15,619
		37,184

TOTAL MATERIALS		579,858

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Frontier Communications Corp. (d)	4,666,144	23,984
Intelsat SA (a)	855,300	5,662
Level 3 Communications, Inc. (a)	466,741	23,780
		53,426
UTILITIES - 1.0%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	10,664
Independent Power and Renewable Electricity Producers - 0.7%
Calpine Corp. (a)	1,970,200	30,558

TOTAL UTILITIES		41,222

TOTAL COMMON STOCKS
(Cost $2,393,329)		3,787,180

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $9,025)	360,987	9,324
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,530	3,415
SAExploration Holdings, Inc. 10% 7/15/19	7,966	4,939
TOTAL NONCONVERTIBLE BONDS
(Cost $10,466)		8,354
	Shares	Value (000s)

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.18% (f)	249,487,510	249,488
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	78,411,103	78,411
TOTAL MONEY MARKET FUNDS
(Cost $327,899)		327,899
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,740,719)		4,132,757
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(78,138)
NET ASSETS - 100%		$4,054,619

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$4,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$106
Fidelity Securities Lending Cash Central Fund	158
Total	$264

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$16,881	$--	$--	$--	$18,734
SAExploration Holdings, Inc.	--	--	--	--	2,961
Total	$16,881	$--	$--	$--	$21,695

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,007,622	$1,007,544	$--	$78
Consumer Staples	57,035	57,035	--	--
Energy	251,232	251,232	--	--
Financials	454,441	454,441	--	--
Health Care	539,027	539,027	--	--
Industrials	444,752	444,752	--	--
Information Technology	367,889	367,889	--	--
Materials	579,858	579,853	--	5
Telecommunication Services	53,426	53,426	--	--
Utilities	41,222	41,222	--	--
Corporate Bonds	8,354	--	8,354	--
Money Market Funds	327,899	327,899	--	--
Total Investments in Securities:	$4,132,757	$4,124,320	$8,354	$83

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,740,664,000. Net unrealized appreciation aggregated $1,392,093,000, of which $1,599,408,000 related to appreciated investment securities and $207,315,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015